RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

    a)     Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer (“CEO”), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2018, December 31, 2017 and December 31, 2016 was as follows:

	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016
Salaries	$160,869	$124,746	$137,458
Employee retention allowance	$-	$10,396	$11,455
Compensation expense-share-based payments	$-	$22,309	$55,176
	$160,869	$157,451	$204,089

    b)     Other Related Party Transactions

As at December 31, 2018, an amount of $nil was due from Kuuhubb Inc. (formerly Delrand Resources Limited), a company with common directors, incurred in connection with common expenses (December 31, 2017 - $4,518).

As at December 31, 2018, an amount of $99,206 relating to management fees and advances provided to the Company was due to Arnold Kondrat, a director and officer of the Company (December 31, 2017 - $75,670). Total management fees accrued to Arnold Kondrat for the year ended December 31, 2018 were $101,686 (2017 - $98,508).

As at December 31, 2018, an amount of $161,318 was due to Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2017 - $161,635).

	December 31, 2018	December 31, 2017
Due from related party	$-	$4,518
Due to related parties	$260,524	$237,305

The amounts included in due from/to related party are unsecured, non-interest bearing and are payable on demand.